Schedule of Investments (unaudited) January 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
BMW Vehicle Owner Trust, Series 2019-A, Class A2, 2.05%, 05/25/22	$15,830	$15,865,334
CarMax Auto Owner Trust
1.87%, 04/17/23	3,150	3,159,324
Class A2A, 2.21%, 12/15/22	7,280	7,309,335
Series 2019-1, Class A2A, 3.02%, 07/15/22	2,140	2,150,314
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/22	2,512	2,525,106
Discover Card Execution Note Trust, Series 2019-A2, Class A, 1.95%, 12/15/23, (1 mo. LIBOR US + 0.270%)(a)	10,000	10,035,431
Ford Credit Auto Lease Trust, 1.80%, 07/15/22	10,520	10,533,818
Toyota Auto Receivables Owner Trust, Class A2, 2.77%, 08/16/21	1,149	1,151,929

Total Asset-Backed Securities — 1.8% (Cost: $52,579,379)		52,730,591

Certificates of Deposit
ABN AMRO Bank NV
1.85%, 05/11/20	13,000	13,005,811
1.90%, 04/03/20(b)	5,000	4,985,491
Banco Santander SA/New York, 1.95%, 01/29/21, (3 mo. LIBOR US + 0.140%)(a)	6,000	6,000,000
Bank of Montreal/Chicago IL
1.93%, 10/02/20, (SOFRRATE + 0.400%)(a)	20,000	20,019,040
1.93%, 02/12/21, (3 mo. LIBOR US + 0.100%)(a)	7,700	7,701,509
2.08%, 03/06/20, (3 mo. LIBOR US + 0.190%)(a)	2,000	2,000,477
Bank of Nova Scotia/Houston
1.81%, 04/16/20, (FEDL01 + 0.260%)(a)	1,000	1,000,216
2.00%, 10/23/20, (FEDL01 + 0.450%)(a)	8,000	8,013,680
2.08%, 02/18/20, (3 mo. LIBOR US + 0.180%)(a)	1,000	1,000,111
Barclays Bank PLC
2.01%, 12/08/20	9,000	9,015,165
2.16%, 08/10/20(a)	2,000	2,002,434
2.32%, 10/08/20, (3 mo. LIBOR US + 0.450%)(a)	5,000	5,001,661
Bayerische Landesbank/New York, 1.98%, 01/28/21, (3 mo. LIBOR US + 0.180%)(a)	13,800	13,799,987
BNP Paribas SA/New York NY, 2.16%, 02/01/21(a)	17,000	17,019,998
Canadian Imperial Bank of Commerce, 2.30%, 05/02/20(a)	2,000	2,001,941
Canadian Imperial Bank of Commerce/New York NY, 1.96%, 01/04/21, (1 mo. LIBOR US + 0.250%)(a)	10,000	10,008,774
Credit Agricole Corporate and Investment Bank/New York
2.04%, 07/15/21, (3 mo. LIBOR US + 0.210%)(a)	7,000	6,999,985
2.12%, 01/11/21, (3 mo. LIBOR US + 0.270%)(a)	3,000	3,004,463
2.20%, 08/25/20(a)	5,000	5,006,078
2.29%, 05/11/20, (3 mo. LIBOR US + 0.385%)(a)	2,000	2,001,956
2.32%, 07/13/20, (3 mo. LIBOR US + 0.470%)(a)	6,000	6,010,783
2.33%, 09/24/20, (3 mo. LIBOR US + 0.400%)(a)	1,800	1,803,618
2.37%, 09/09/21, (3 mo. LIBOR US + 0.480%)(a)	6,000	6,021,566
2.44%, 01/14/21, (3 mo. LIBOR US + 0.600%)(a)	3,145	3,159,346
Credit Industriel Et Commercial
0.01%, 03/25/20	7,000	6,983,188
0.01%, 01/08/21	8,000	7,865,850
Credit Suisse AG/New York NY
1.90%, 05/22/20, (SOFRRATE + 0.370%)(a)	5,000	5,002,626
1.97%, 11/20/20	3,000	3,004,353
1.98%, 09/25/20, (SOFRRATE + 0.450%)(a)	7,000	7,008,260
2.04%, 12/11/20, (3 mo. LIBOR US + 0.160%)(a)	3,000	3,001,778

Security	Par (000)	Value
2.12%, 12/30/20, (3 mo. LIBOR US + 0.230%)(a)	$5,000	$5,005,777
2.70%, 05/01/20	4,000	4,009,266
DNB Bank ASA/New York, 2.04%, 07/19/21, (3 mo. LIBOR US + 0.220%)(a)	13,000	13,014,933
DZ Bank AG Deutsche Zentral
2.18%, 02/27/20(b)	20,000	19,973,934
4.41%, 02/03/20(b)	8,000	7,998,840
Goldman Sachs Bank USA/New York NY
1.98%, 02/26/21, (SOFRRATE + 0.430%)(a)	4,000	3,998,727
2.73%, 06/29/20, (SOFRRATE + 0.250%)(a)	2,750	2,749,986
Kookmin Bank/New York, 2.17%, 02/17/21, (3 mo. LIBOR US + 0.370%)(a)	30,000	29,999,845
Landesbank Baden-Wuerttemberg, 2.28%, 02/05/20(b)	20,000	19,995,398
Lloyds Bank Corporate Markets PLC/New York NY
1.93%, 01/06/21	3,500	3,503,930
2.03%, 12/18/20	5,500	5,510,676
2.19%, 03/13/20(a)	7,000	7,002,859
2.31%, 04/26/21(a)	7,000	7,018,616
2.37%, 07/19/21(a)	4,000	4,008,599
2.43%, 09/24/20, (3 mo. LIBOR US + 0.500%)(a)	2,800	2,806,880
Mizuho Bank Ltd., 2.18%, 03/23/20	8,000	8,005,844
Mizuho Bank Ltd./NY
1.93%, 04/30/20	6,000	6,003,459
2.16%, 04/15/20, (3 mo. LIBOR US + 0.330%)(a)	1,500	1,501,093
Morgan Stanley Bank N.A., 2.32%, 02/19/21(c)	4,400	4,400,567
MUFG Bank Ltd.
1.96%, 10/15/20	8,000	8,013,826
1.98%, 10/15/20	6,000	6,011,132
2.02%, 08/26/20	4,000	4,007,048
2.06%, 08/18/20	5,500	5,510,655
2.29%, 01/25/21, (3 mo. LIBOR US + 0.500%)(a)	2,000	2,007,559
2.34%, 07/16/21, (3 mo. LIBOR US + 0.500%)(a)	3,000	3,006,402
2.72%, 02/24/20	2,000	2,001,444
2.84%, 02/24/20	3,000	3,002,395
National Westminster Bank PLC, 1.84%, 07/23/20	25,000	25,003,250
Natixis SA/New York NY
1.83%, 06/05/20, (SOFRRATE + 0.300%)(a)	3,000	3,002,171
1.93%, 11/12/20	6,000	6,007,981
2.20%, 07/23/20(a)	4,000	4,007,085
Nordea Bank AB/New York NY
2.12%, 07/10/20, (3 mo. LIBOR US + 0.290%)(a)	4,000	4,004,674
2.17%, 08/10/20, (3 mo. LIBOR US + 0.270%)(a)	1,000	1,001,282
Nordea Bank Abp/New York NY
1.99%, 01/28/22(a)	10,000	10,000,000
2.14%, 01/07/22, (3 mo. LIBOR US + 0.260%)(a)	6,500	6,499,984
2.18%, 02/05/21, (3 mo. LIBOR US + 0.290%)(a)	9,848	9,866,546
Norinchukin Bank (The), 1.94%, 04/09/20	15,000	15,008,372
Oversea-Chinese Banking Corp. Ltd., 1.87%, 08/04/20	12,000	12,009,044
Skandinaviska Enskilda Banken AB/New York NY 1.93%, 10/16/20	6,000	6,008,280
2.06%, 10/02/20, (3 mo. LIBOR US + 0.150%)(a)	5,000	5,002,938
Societe Generale SA, 2.13%, 02/02/21, (3 mo. LIBOR US + 0.230%)(a)	7,000	7,005,449
Societe Generale/New York NY
2.00%, 05/14/20, (1 mo. LIBOR US + 0.320%)(a)	4,000	4,002,680
2.80%, 03/13/20	2,000	2,002,649
Standard Chartered Bank, 1.99%, 05/01/20	15,000	15,010,236
Standard Chartered Bank/New York, 2.00%, 06/08/20, (1 mo. LIBOR US + 0.300%)(a)	6,500	6,504,237
Sumitomo Mitsui Banking Corp./New York 2.20%, 07/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	5,009,204

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
2.21%, 10/12/21, (3 mo. LIBOR US + 0.380%)(a)	$3,000	$3,003,976
2.22%, 07/24/20, (3 mo. LIBOR US + 0.420%)(a)	2,000	2,003,845
2.26%, 04/06/21, (3 mo. LIBOR US + 0.355%)(a)	5,000	5,011,261
2.29%, 02/12/21(a)	13,000	13,039,390
2.31%, 06/18/20, (3 mo. LIBOR US + 0.410%)(a)	8,200	8,212,329
2.33%, 09/10/21, (3 mo. LIBOR US + 0.440%)(a)	5,000	5,013,309
Sumitomo Mitsui Trust Bank Ltd./New York
1.90%, 02/18/20	7,000	7,000,981
2.10%, 02/25/20(a)	6,000	6,001,036
2.10%, 05/18/20(a)	6,000	6,003,614
Svenska Handelsbanken/New York NY
2.03%, 01/04/21, (1 mo. LIBOR US + 0.250%)(a)	10,000	10,011,598
2.06%, 10/02/20, (3 mo. LIBOR US + 0.150%)(a)	10,000	10,007,844
2.14%, 01/06/22, (3 mo. LIBOR US + 0.260%)(a)	7,000	6,999,984
2.31%, 04/01/20, (3 mo. LIBOR US + 0.400%)(a)	3,000	3,002,081
Toronto-Dominion Bank (The)
2.00%, 03/17/20	10,000	10,004,653
2.17%, 07/24/20	7,000	7,017,323
Toronto-Dominion Bank/NY
1.86%, 07/16/20, (FEDL01 + 0.310%)(a)	6,000	6,003,745
2.14%, 09/28/20, (3 mo. LIBOR US + 0.190%)(a)	10,000	10,010,248
Westpac Banking Corp./NY, 2.04%, 12/09/20, (3 mo. LIBOR US + 0.150%)(a)	12,000	12,010,003

Total Certificates of Deposit — 23.0% (Cost: $656,159,704)		656,833,117

Commercial Paper
Amcor Finance USA Inc.
1.80%, 02/05/20(b)	3,000	2,999,344
2.26%, 02/28/20(b)	5,000	4,993,093
AT&T Inc., 0.00%, 02/27/20(b)(d)	15,000	14,982,500
Atlantic Asset Securitization LLC, 2.14%, 03/24/20(b)	5,000	4,987,758
Banco Santander SA, 1.98%, 06/26/20(b)	6,000	5,957,640
Barclays Bank PLC, 1.85%, 01/28/21(b)	15,000	14,724,725
Bayerische Landesbank/New York, 2.20%, 02/06/20(b)	3,000	2,999,206
Bedford Row Funding Corp., 1.96%, 04/16/20(b)	3,000	2,989,430
Bell Canada Inc.
1.80%, 04/16/20(b)	3,000	2,988,112
1.85%, 04/21/20(b)	10,000	9,957,588
1.87%, 04/14/20(b)	9,000	8,965,349
1.89%, 04/17/20(b)	15,000	14,939,748
2.30%, 02/13/20(b)	4,500	4,497,026
BNP Paribas Fortis Funding, 1.96%, 04/28/20(b)(d)	1,180	1,175,102
BP Capital Markets PLC, 2.97%, 03/02/20(b)	9,000	8,987,577
BPCE, 2.04%, 12/23/20(b)	8,000	7,874,359
Brookfield BRP
1.94%, 03/25/20(b)	4,000	3,988,634
1.97%, 04/23/20(b)	4,000	3,982,142
Cancara Asset Securitisation LLC, 1.97%, 06/03/20(b)	3,000	2,982,392
CenterPoint Energy Inc.
0.00%, 02/03/20(b)(d)	15,000	14,997,938
1.90%, 02/11/20(b)	10,500	10,494,706
Corpoerative Centrale, 1.90%, 02/07/20(b)	2,000	1,999,405
Daimler Finance North America LLC, 2.16%, 03/30/20(b)	3,250	3,240,418
DBS Bank Ltd., 1.96%, 04/20/20(b)	9,600	9,564,096
DNB Bank ASA, 1.90%, 03/05/20, (1 mo. LIBOR US + 0.190%)(a)	7,500	7,501,048
Electricite de France SA, 1.76%, 04/27/20(b)	8,000	7,964,852

Security	Par (000)	Value
Enbridge (U.S.) Inc.
1.87%, 02/24/20(b)	$5,000	$4,994,107
1.90%, 02/07/20(b)	10,000	9,996,694
Exelon Generation Co.
1.77%, 02/07/20(b)	8,500	8,496,893
1.77%, 02/18/20(b)	2,000	1,998,244
Federation Des Caisses Desjardins Du Quebe, 1.95%, 03/17/20(b)	6,100	6,087,529
Fidelity National Information Services Inc.
0.00%, 02/10/20(b)(d)	17,368	17,359,615
1.74%, 02/12/20(b)	4,600	4,597,327
HSBC Bank PLC
1.94%, 12/30/20, (1 mo. LIBOR US + 0.290%)(a)	5,000	5,003,255
2.06%, 10/13/20, (3 mo. LIBOR US + 0.230%)(a)	10,000	10,010,950
Hyundai Capital America
2.03%, 02/14/20(b)	5,000	4,996,609
2.22%, 06/09/20(b)	13,000	12,912,683
ING U.S. Funding LLC
2.06%, 09/14/20, (3 mo. LIBOR US + 0.150%)(a)	5,000	5,002,425
2.10%, 09/23/20, (3 mo. LIBOR US + 0.170%)(a)	10,000	10,005,649
Keurig Dr Pepper Inc., 1.79%, 03/20/20(b)	3,000	2,992,679
Lloyds Bank PLC, 1.82%, 02/21/20, (1 mo. LIBOR US + 0.170%)(a)	3,500	3,500,334
Lowes Cos Inc., 2.14%, 03/06/20(b)	10,000	9,982,665
Mondelez International Inc., 1.97%, 02/18/20(b)	12,000	11,989,464
National Australia Bank Ltd., 2.01%, 12/09/20, (3 mo. LIBOR US + 0.120%)(a)	12,000	12,006,994
National Grid Electricity Transmission PLC, 2.01%, 02/07/20(b)	2,000	1,999,339
National Grid USA, 1.86%, 03/18/20(b)	4,000	3,990,647
Nationwide Building Society
1.95%, 03/23/20(b)(d)	6,000	5,984,972
2.02%, 04/01/20(b)(d)	10,000	9,970,330
NextEra Energy Capital Holdings Inc.
1.81%, 03/26/20(b)	3,000	2,991,764
1.85%, 04/13/20(b)	10,000	9,963,318
2.08%, 02/27/20(b)	5,000	4,993,348
Nissan Motor Acceptance Corp.
1.91%, 04/07/20(b)	1,750	1,743,796
2.01%, 03/02/20(b)	10,000	9,984,207
2.03%, 03/09/20(b)	3,000	2,994,104
2.03%, 03/26/20(b)	8,000	7,976,814
2.22%, 06/12/20(b)	7,000	6,949,235
2.26%, 02/28/20(b)	6,250	6,241,177
Nutrien Ltd.
0.00%, 02/28/20(b)(d)	10,000	9,986,187
2.01%, 02/21/20(b)	4,000	3,995,889
Oversea-Chinese Banking Corp. Ltd.
0.02%, 08/26/20, (3 mo. LIBOR US + 0.090%)(a)	5,000	4,999,433
1.94%, 10/19/20(b)	8,000	7,896,190
Parker-Hannifin Corp.
2.05%, 03/11/20(b)	1,000	998,111
2.06%, 03/05/20(b)	10,000	9,983,944
2.06%, 03/31/20(b)	4,000	3,988,667
Reckitt Benckiser Treasury Services PLC
1.84%, 02/07/20(b)	5,000	4,998,396
2.14%, 05/29/20(b)	3,000	2,981,307
2.23%, 04/20/20(b)	8,000	7,969,191
2.50%, 04/30/20(b)	9,000	8,960,625
2.52%, 04/09/20(b)	5,500	5,481,921
2.79%, 02/03/20(b)	2,500	2,499,660

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Rogers Communications Inc., 2.08%, 02/06/20(b)	$9,000	$8,997,510
Royal Bank of Canada
1.84%, 08/17/20, (SOFRRATE + 0.310%)(a)	12,000	11,999,092
2.01%, 03/18/20(b)	10,000	9,978,719
Salisbury Receivables Co. LLC, 2.01%, 04/17/20, (SOFRRATE + 0.480%)(a)	3,000	3,000,000
Santander UK PLC, 2.06%, 02/03/20(b)	1,000	999,869
Shell International Finance BV, 1.97%, 06/26/20(b)	6,500	6,456,206
Societe Generale SA
2.03%, 08/20/20, (1 mo. LIBOR US + 0.380%)(a)	10,000	10,013,632
2.14%, 12/14/20, (3 mo. LIBOR US + 0.250%)(a)	7,000	7,008,926
Sonoco Products Co., 0.00%, 02/03/20	5,000	4,999,302
Starbucks Corp.
1.91%, 06/16/20(b)	7,000	6,948,853
2.08%, 03/12/20(b)	10,000	9,979,272
Suncor Energy Inc.
1.83%, 04/30/20(b)	5,000	4,977,250
1.96%, 03/31/20(b)	3,000	2,991,000
1.99%, 02/03/20(b)	4,885	4,884,318
1.99%, 02/14/20(b)	11,250	11,242,370
2.01%, 02/05/20(b)	4,000	3,999,062
2.01%, 02/07/20(b)	12,750	12,745,785
2.02%, 02/21/20(b)	5,500	5,494,347
2.03%, 03/09/20(b)	3,000	2,994,347
2.11%, 02/24/20(b)	10,000	9,988,333
Suncorp Group Ltd.
1.92%, 05/11/20(b)	9,000	8,954,727
1.92%, 06/09/20(b)	7,000	6,953,236
1.94%, 05/26/20(b)	2,000	1,988,155
Svenska Handelsbanken AB, 1.94%, 10/16/20(b)	4,000	3,950,848
SYSCO Corp., 0.00%, 02/03/20(b)(d)	6,000	5,999,148
Telstra Corp. Ltd., 1.82%, 04/28/20(b)	6,545	6,515,450
TELUS Corp., 2.11%, 04/06/20(b)	3,000	2,990,078
Toronto-Dominion Bank (The), 1.86%, 06/12/20, (1 mo. LIBOR US + 0.180%)(a)	5,000	5,001,779
TransCanada PipeLines Ltd.
1.81%, 04/09/20(b)	7,000	6,975,770
2.01%, 04/07/20(b)	6,000	5,979,844
2.05%, 03/02/20(b)	4,000	3,993,865
2.06%, 02/04/20(b)	10,000	9,998,132
2.08%, 03/10/20(b)	2,400	2,395,356
2.08%, 03/16/20(b)	5,000	4,988,813
2.09%, 03/20/20(b)	7,600	7,581,452
2.13%, 03/03/20(b)	2,400	2,396,201
UBS AG/London, 2.05%, 07/10/20 (Call 04/14/20), (3 mo. LIBOR US + 0.200%)(a)	5,000	5,003,892
VW Credit Inc.
1.87%, 02/21/20(b)	9,000	8,990,750
1.99%, 02/03/20(b)	3,424	3,423,522
2.04%, 01/29/21(b)	12,900	12,613,308
2.50%, 04/01/20(b)	3,000	2,990,845
Walgreens Boots Alliance Inc., 2.43%, 02/03/20(b)	6,000	5,999,163
Welltower Inc., 2.16%, 03/20/20(b)	6,250	6,234,747

Total Commercial Paper — 26.0% (Cost: $744,617,125)		744,808,150

Corporate Bonds & Notes

Aerospace & Defense — 1.3%
General Dynamics Corp., 2.88%, 05/11/20	2,000	2,006,203
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	12,000	12,070,596

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Co., 3.13%, 10/15/20	$4,600	$4,645,500
United Technologies Corp. 1.90%, 05/04/20	12,494	12,497,322
2.55%, 08/16/21 (Call 02/18/20), (3 mo. LIBOR US + 0.650%)(a)	6,000	6,001,141
3.35%, 08/16/21	540	552,073

		37,772,835

Auto Manufacturers — 4.2%
American Honda Finance Corp.
2.04%, 02/21/20, (3 mo. LIBOR US + 0.150%)(a)	2,000	2,000,243
2.11%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	1,000	1,000,973
2.15%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	4,000	4,004,549
2.20%, 06/27/22	10,100	10,209,751
2.24%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	4,120	4,134,457
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(d)	10,000	10,025,108
2.26%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(d)	2,000	2,004,435
2.28%, 04/06/20, (3 mo. LIBOR US + 0.380%)(a)(d)	5,000	5,004,210
2.40%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(d)	5,000	5,020,932
3.25%, 08/14/20(d)	1,850	1,865,049
Daimler Finance North America LLC
2.30%, 02/12/21(d)	1,535	1,539,896
2.35%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(d)	3,000	3,006,866
3.10%, 05/04/20(d)	9,325	9,353,761
3.40%, 02/22/22(d)	5,000	5,147,198
Harley-Davidson Financial Services Inc.
2.15%, 02/26/20(d)	8,000	7,999,794
2.39%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(d)	2,000	2,002,238
Hyundai Capital America
2.55%, 04/03/20(d)	3,304	3,314,325
2.71%, 03/12/21, (3 mo. LIBOR US + 0.820%)(a)(d)	1,000	1,004,164
2.85%, 11/01/22(d)	3,440	3,492,675
3.00%, 10/30/20(d)	6,794	6,847,078
3.45%, 03/12/21(d)	2,200	2,233,688
Nissan Motor Acceptance Corp., 2.35%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(d)	750	750,703
PACCAR Financial Corp.
2.05%, 11/13/20	580	581,703
2.16%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	680,509
2.35%, 06/17/22, (3 mo. LIBOR US + 0.450%)(a)	10,000	10,051,937
3.10%, 05/10/21	915	930,562
Toyota Motor Credit Corp.
2.26%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)	1,500	1,500,776
3.05%, 01/08/21	2,435	2,467,040
Volkswagen Group of America Finance LLC
2.50%, 09/24/21(d)	430	434,073
2.79%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(d)	3,870	3,902,753
3.88%, 11/13/20(d)	7,000	7,106,449

		119,617,895

Auto Parts & Equipment — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 02/12/22)(d)	1,000	1,024,489

Banks — 24.2%
ABN AMRO Bank NV
2.45%, 06/04/20(d)	5,000	5,010,500
2.49%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(d)	3,000	3,017,340
2.65%, 01/19/21(d)	8,955	9,026,658
3.40%, 08/27/21(d)	4,060	4,161,573
ANZ New Zealand Int’l Ltd./London 2.13%, 07/28/21(d)	2,619	2,635,378

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.20%, 07/17/20(d)	$1,351	$1,353,798
2.75%, 01/22/21(d)	4,000	4,039,241
2.81%, 07/28/21, (3 mo. LIBOR US + 1.010%)(a)(d)	4,000	4,046,676
Australia & New Zealand Banking Group Ltd.
2.22%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(d)	1,000	1,002,176
4.88%, 01/12/21(d)	4,000	4,117,777
Australia & New Zealand Banking Group Ltd./New York NY, 2.25%, 11/09/20	4,500	4,519,371
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(c)	3,000	3,010,712
2.63%, 10/19/20	6,000	6,036,643
5.88%, 01/05/21	3,000	3,112,659
Bank of America N.A.
2.12%, 06/21/21 (Call 06/21/20), (SOFRRATE + 0.550%)(a)	7,000	7,004,489
2.26%, 05/24/21 (Call 04/24/21), (3 mo. LIBOR US + 0.350%)(a)	5,000	5,004,722
Bank of New York Mellon (The), 2.18%, 06/04/21 (Call 06/04/20), (3 mo. LIBOR US + 0.280%)(a)	12,000	12,011,894
Bank of Nova Scotia (The)
2.16%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	1,000	1,001,558
2.26%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	2,000	2,007,609
2.35%, 10/21/20	6,000	6,028,690
Banque Federative du Credit Mutuel SA
1.96%, 07/21/21(d)	7,000	7,018,158
2.13%, 11/21/22(d)	8,745	8,813,229
2.20%, 07/20/20(d)	14,385	14,413,418
2.75%, 10/15/20(d)	3,000	3,020,538
BNP Paribas SA
2.38%, 05/21/20	4,900	4,909,960
5.00%, 01/15/21	8,000	8,245,134
BNZ International Funding Ltd./London, 2.90%, 02/21/22(d)	3,700	3,783,519
BPCE SA
2.65%, 02/03/21	1,200	1,210,716
2.75%, 12/02/21	11,945	12,151,172
3.15%, 07/31/20(d)	3,000	3,021,259
Capital One N.A.
2.15%, 09/06/22 (Call 05/06/22)	4,550	4,585,353
2.95%, 07/23/21 (Call 06/23/21)	4,500	4,574,061
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	3,000	3,003,122
2.13%, 03/13/21 (Call 03/13/20), (SOFRRATE + 0.600%)(a)	5,590	5,592,068
2.25%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	1,000	1,002,413
2.38%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	2,000	2,012,537
2.85%, 02/12/21 (Call 01/12/21)	6,300	6,369,166
3.05%, 05/01/20 (Call 04/01/20)	3,000	3,006,486
3.17%, 02/19/22 (Call 02/19/21)(c)	2,000	2,028,029
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(c)	5,000	5,033,877
2.43%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.870%)(a)	5,000	5,024,532
2.75%, 04/25/22 (Call 03/25/22)	5,000	5,091,265
Citizens Bank N.A./Providence RI, 2.25%, 03/02/20 (Call 02/03/20)	2,500	2,500,904
Commonwealth Bank of Australia
2.20%, 11/09/20(d)	4,000	4,014,866
2.34%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(d)	1,615	1,615,947

Security	Par (000)	Value

Banks (continued)
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	$11,575	$11,689,761
Cooperatieve Rabobank UA, 3.88%, 02/08/22	1,925	2,008,432
Cooperatieve Rabobank UA/NY
2.22%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	1,000	1,003,480
2.50%, 01/19/21	4,080	4,111,801
Credit Agricole SA/London, 3.09%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(d)	4,000	4,054,797
Credit Suisse AG/New York NY
2.04%, 02/04/22(a)	16,000	16,004,800
2.10%, 11/12/21	6,855	6,900,627
4.38%, 08/05/20	5,020	5,085,921
DBS Group Holdings Ltd., 2.85%, 04/16/22(d)	3,267	3,330,323
DNB Bank ASA
2.15%, 12/02/22(d)	6,000	6,055,638
2.38%, 06/02/21(d)	4,450	4,490,894
2.53%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(d)	5,000	5,040,458
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)	4,560	4,573,151
2.02%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	1,000	1,001,077
Goldman Sachs Bank USA/New York NY
2.13%, 05/24/21 (Call 05/24/20), (SOFRRATE + 0.600%)(a)	4,915	4,919,817
3.20%, 06/05/20	445	447,279
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	12,000	12,013,830
2.60%, 12/27/20 (Call 06/27/20)	12,300	12,340,053
HSBC Holdings PLC
2.50%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)	7,563	7,572,855
2.54%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	4,000	4,011,600
3.40%, 03/08/21	5,000	5,089,056
HSBC USA Inc., 2.35%, 03/05/20	4,000	4,002,320
ING Bank NV
2.05%, 08/15/21(d)	5,865	5,892,524
2.45%, 03/16/20(d)	12,000	12,009,467
JPMorgan Chase Bank N.A.
2.27%, 02/19/21 (Call 02/19/20), (3 mo. LIBOR US + 0.370%)(a)	5,000	5,001,432
2.60%, 02/01/21 (Call 02/01/20)(c)	3,000	3,000,000
2.70%, 02/19/21 (Call 02/19/20), (SOFRRATE + 0.61%)(a)	2,500	2,500,209
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,181,833
Lloyds Bank PLC
2.70%, 08/17/20	7,829	7,869,537
3.30%, 05/07/21	3,000	3,061,029
6.38%, 01/21/21	3,500	3,657,433
Macquarie Bank Ltd., 2.35%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(d)	26,000	26,105,561
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(d)	3,500	3,523,209
Mizuho Bank Ltd.
2.40%, 03/26/20(d)	3,000	3,002,730
2.70%, 10/20/20(d)	3,700	3,724,548
Morgan Stanley
2.23%, 01/20/23 (Call 01/20/22), (SOFRRATE + 0.700%)(a)	10,000	10,013,398
2.45%, 02/10/21 (Call 02/10/20), (3 mo. LIBOR US + 0.550%)(a)	7,000	7,000,811

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 04/21/21	$3,000	$3,029,122
2.80%, 06/16/20	5,000	5,018,237
3.14%, 06/10/22 (Call 06/10/21), (SOFRRATE + 0.830%)(a)	5,000	5,020,913
3.22%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	2,000	2,030,725
MUFG Bank Ltd.
2.75%, 09/14/20(d)	3,000	3,018,594
2.85%, 09/08/21(d)	1,400	1,422,718
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,111,630
National Australia Bank Ltd., 2.20%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(d)	2,000	2,005,931
National Australia Bank Ltd./New York
1.88%, 07/12/21	5,000	5,015,675
1.88%, 12/13/22	4,460	4,484,145
2.13%, 05/22/20	5,000	5,006,630
2.50%, 01/12/21	1,000	1,006,870
2.63%, 07/23/20	3,000	3,012,381
3.70%, 11/04/21	3,035	3,136,460
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	2,000	2,005,897
Nordea Bank Abp
2.13%, 05/29/20(d)	8,350	8,359,846
2.25%, 05/27/21(d)	4,000	4,026,026
2.38%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(d)	2,000	2,003,158
2.50%, 09/17/20(d)	4,000	4,019,113
Royal Bank of Canada, 2.10%, 07/22/20,
(3 mo. LIBOR US + 0.300%)(a)	2,000	2,002,485
Santander UK PLC
2.10%, 01/13/23	2,670	2,691,811
2.13%, 11/03/20	19,579	19,632,233
2.20%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	500	500,767
2.38%, 03/16/20	2,000	2,001,560
3.40%, 06/01/21	4,000	4,088,571
Skandinaviska Enskilda Banken AB
2.20%, 12/12/22(d)	2,845	2,866,878
2.30%, 03/11/20	4,640	4,642,782
2.33%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(d)	4,000	4,011,144
2.45%, 05/27/20(d)	3,000	3,005,544
2.53%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(d)	3,000	3,013,657
2.63%, 12/01/20, (3 mo. LIBOR US + 0.720%)(a)(d)	5,000	5,024,078
2.63%, 03/15/21	6,000	6,064,288
3.05%, 03/25/22(d)	3,000	3,073,110
Societe Generale SA
2.50%, 04/08/21(d)	5,460	5,507,253
2.63%, 09/16/20(d)	2,000	2,010,351
5.20%, 04/15/21(d)	3,571	3,721,173
Sumitomo Mitsui Banking Corp., 3.95%, 01/12/22(d)	2,000	2,083,578
Suncorp-Metway Ltd.
2.32%, 10/19/20, (3 mo. LIBOR US + 0.500%)(a)(d)	7,000	7,002,457
2.35%, 04/27/20(d)	2,000	2,002,580
2.38%, 11/09/20(d)	1,250	1,255,707
Svenska Handelsbanken AB
2.25%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	745	746,566
2.40%, 10/01/20	3,000	3,014,534
Toronto-Dominion Bank (The), 3.00%, 06/11/20	1,000	1,004,343
Truist Bank
2.25%, 06/01/20 (Call 05/01/20)	7,600	7,609,381
3.53%, 10/26/21 (Call 10/26/20)(c)	5,000	5,067,163
Truist Financial Corp., 2.15%, 02/01/21 (Call 01/01/21)	6,172	6,193,782

Security	Par (000)	Value

Banks (continued)
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(d)	$2,300	$2,302,403
2.45%, 12/01/20 (Call 11/01/20)(d)	14,200	14,266,314
UBS AG/Stamford CT
2.35%, 03/26/20	2,500	2,502,250
4.88%, 08/04/20	1,000	1,015,802
United Overseas Bank Ltd., 2.29%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(d)	2,000	2,003,375
Wells Fargo & Co.
2.60%, 07/22/20	1,000	1,003,719
3.24%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	5,000	5,066,246
Wells Fargo Bank N.A.
2.14%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	2,000	2,003,616
2.27%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.380%)(a)	5,000	5,005,101
2.31%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	5,000	5,009,280
2.31%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	2,000	2,009,935
2.55%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	15,000	15,094,534
3.33%, 07/23/21 (Call 07/23/20)(c)	2,000	2,014,652
Westpac Banking Corp.
2.00%, 01/13/23	2,375	2,396,608
2.32%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)	3,000	3,001,608
2.60%, 11/23/20	11,160	11,241,324
3.05%, 05/15/20	5,000	5,018,270

		693,009,768

Biotechnology — 0.6%
Gilead Sciences Inc., 2.55%, 09/01/20	18,000	18,080,839

Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(d)	3,000	3,001,430

Computers — 0.5%
International Business Machines Corp., 2.30%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	14,000	14,071,227

Diversified Financial Services — 1.9%
American Express Co., 2.20%, 10/30/20 (Call 09/29/20)	20,661	20,711,139
American Express Credit Corp.
2.34%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	3,000	3,000,000
2.65%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(a)	2,906	2,910,822
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22)(c)	27,500	27,588,282

		54,210,243

Electric — 1.4%
Electricite de France SA, 2.35%, 10/13/20 (Call 09/13/20)(d)	12,100	12,133,591
NextEra Energy Capital Holdings Inc.
2.38%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	10,000	10,019,865
2.40%, 09/01/21	5,925	5,986,412
2.41%, 09/28/20, (3 mo. LIBOR US + 0.450%)(a)	9,000	9,018,686
2.90%, 04/01/22	2,260	2,313,158
Series H, 3.34%, 09/01/20	1,795	1,809,866

		41,281,578

Health Care – Services — 0.2%
UnitedHealth Group Inc., 1.95%, 10/15/20	5,000	5,011,258

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.7%
Jackson National Life Global Funding
2.13%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(d)	$5,000	$5,008,551
2.15%, 01/06/23, (SOFRRATE + 0.600%)(a)(d)	26,000	26,074,459
Metropolitan Life Global Funding I, 2.10%, 01/13/23, (SOFRRATE + 0.570%)(a)(d)	16,460	16,517,964

		47,600,974

Internet — 0.7%
Tencent Holdings Ltd., 2.88%, 02/11/20(d)	19,355	19,285,252

Machinery — 1.3%
Caterpillar Financial Services Corp.
1.88%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	7,000	7,011,004
2.12%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	1,000	1,001,867
2.17%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	9,000	9,011,822
2.19%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)	7,000	7,017,324
2.90%, 03/15/21	1,500	1,520,929
Series I, 2.65%, 05/17/21	3,810	3,861,943
John Deere Capital Corp.
2.05%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	3,000	3,002,430
2.13%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	1,000	1,001,088
2.25%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)	3,000	3,005,083

		36,433,490

Manufacturing — 0.3%
3M Co., 3.00%, 09/14/21 (Call 08/14/21)	1,075	1,097,144
Siemens Financieringsmaatschappij NV
2.15%, 05/27/20(d)	3,000	3,005,327
2.23%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(d)	3,000	3,001,650

		7,104,121

Media — 0.4%
Comcast Corp., 2.24%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)	2,000	2,003,934
NBCUniversal Enterprise Inc., 2.31%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(d)	5,000	5,020,584
Walt Disney Co. (The), 2.16%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)	4,320	4,333,968

		11,358,486

Oil & Gas — 0.4%
BP Capital Markets PLC, 2.16%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)	10,000	10,020,163

Oil & Gas Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(d)	2,500	2,553,734

Pharmaceuticals — 1.9%
AbbVie Inc.
2.15%, 11/19/21(d)	13,000	13,082,935
2.24%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(d)	9,000	9,020,845
2.50%, 05/14/20 (Call 04/14/20)	18,500	18,522,655
Bristol-Myers Squibb Co., 2.88%, 08/15/20(d)	12,500	12,573,685
Pfizer Inc., 3.00%, 09/15/21	1,670	1,709,190

		54,909,310

Pipelines — 0.5%
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	5,716	5,775,555
3.50%, 02/01/22	7,565	7,817,626
TransCanada PipeLines Ltd., 3.80%, 10/01/20	1,886	1,909,403

		15,502,584

Security	Par (000)	Value

Savings & Loans — 0.4%
Nationwide Building Society, 2.00%, 01/27/23(d)	$10,890	$10,951,223

Semiconductors — 0.7%
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	9,000	9,005,391
2.80%, 06/15/21 (Call 05/15/21)	9,905	10,043,518

		19,048,909

Software — 0.1%
Adobe Inc., 1.70%, 02/01/23	4,010	4,034,273

Telecommunications — 1.0%
BellSouth LLC, 4.33%, 04/26/21 (Call 04/26/20)(d)	5,000	5,025,150
Verizon Communications Inc., 2.45%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	23,000	23,032,609

		28,057,759

Transportation — 0.5%
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	4,186	4,211,891
2.50%, 05/11/20 (Call 04/11/20)	5,500	5,506,121
2.88%, 06/01/22 (Call 05/01/22)	4,899	5,011,228

		14,729,240

Total Corporate Bonds & Notes — 44.4% (Cost: $1,263,029,660)		1,268,671,080

Municipal Debt Obligations

Michigan — 0.0%
Michigan Finance Authority RB, 2.03%, 12/01/20	450	450,139

Total Municipal Debt Obligations — 0.0% (Cost $450,000)		450,139

Repurchase Agreements
Bank of America Securities Inc., 1.94%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $17,002,748, collateralized by non-agency mortgage-backed security, 1.75% to 7.21%, due 07/25/28 to 11/26/29, par and fair value of $197,277,291 and $20,400,000, respectively)(a)(e)	17,000	17,000,000
Bank of America Securities Inc., 2.24%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $7,001,307, collateralized by non-agency mortgage-backed security, 6.50%, due 07/27/37, par and fair value of $24,305,929 and $8,050,000, respectively)(a)(e)	7,000	7,000,000
Barclays Bank PLC, 2.05%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $10,001,708, collateralized by non-agency mortgage-backed security, 1.90% to 1.91%, due 10/25/36 to 04/25/37, par and fair value of $17,728,248 and $11,500,000, respectively)(a)(e)	10,000	10,000,000
Barclays Bank PLC, 2.14%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $16,002,853, collateralized by non-agency mortgage-backed security, 2.23% to 7.49%, due 07/25/27 to 01/25/36, par and fair value of $38,772,570 and $18,400,000, respectively)(a)(e)	16,000	16,000,000

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Barclays Bank PLC, 2.22%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $10,001,850, collateralized by non-agency mortgage-backed security, 1.83% to 1.91%, due 10/25/36 to 04/25/37, par and fair value of $20,931,340 and $11,500,000, respectively)(a)(e)	$10,000	$10,000,000
Citigroup Global Markets Inc., 2.11%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $8,001,409, collateralized by non-agency mortgage-backed security, 0.00% to 5.50%, due 06/05/37 to 06/25/59, par and fair value of $8,984,118 and $9,203,747, respectively)(a)(e)	8,000	8,000,000
Citigroup Global Markets Inc., 2.12%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $12,002,120, collateralized by non-agency mortgage-backed security, 0.00% to 5.50%, due 08/10/35 to 10/28/64, par and fair value of $13,271,366 and $13,800,000, respectively)(a)(e)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 2.11%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $5,000,877, collateralized by non-agency mortgage-backed security, 1.73% to 5.98%, due 08/25/34 to 12/30/36, par and fair value of $15,456,736 and $5,750,000, respectively)(a)(e)	5,000	5,000,000
Credit Suisse Securities (USA) LLC, 2.26%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $15,002,830, collateralized by non-agency mortgage-backed security, 4.13% to 5.25%, due 06/15/26 to 06/15/39, par and fair value of $13,857,000 and $15,750,928, respectively)(a)(e)	15,000	15,000,000
JP Morgan Securities, 1.84%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $15,002,300, collateralized by non-agency mortgage-backed security, 2.80% to 7.88%, due 07/01/22 to 10/25/57, par and fair value of $15,688,276 and $16,275,598, respectively)(a)(e)	15,000	15,000,000
JP Morgan Securities, 2.16%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $7,001,262, collateralized by non-agency mortgage-backed security, 2.33%, due 09/23/37, par and fair value of $10,260,000 and $7,490,023, respectively)(a)(e)	7,000	7,000,000
JP Morgan Securities, 2.21%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $12,002,210, collateralized by non-agency mortgage-backed security, 3.42% to 4.75%, due 04/15/25 to 04/25/45, par and fair value of $31,601,432 and $12,903,482, respectively)(a)(e)	12,000	12,000,000

Security	Par/ Shares (000)	Value
Mizuho Securities USA Inc., 2.2%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $6,001,100, collateralized by non-agency mortgage-backed security, 0.00%, due 04/20/31 to 07/15/39, par and fair value of $7,270,375 and $6,900,000, respectively)(a)(e)	$6,000	$6,000,000
Wells Fargo Securities, 2.09%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $12,002,090, collateralized by non-agency mortgage-backed security, 1.75%, due 03/14/25, par and fair value of $12,066,000 and $12,240,481, respectively)(a)(e)	12,000	12,000,000
Wells Fargo Securities, 2.13%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $10,001,775, collateralized by non-agency mortgage-backed security, 1.75%, due 03/14/25, par and fair value of $10,055,000 and $10,200,401, respectively)(a)(e)	10,000	10,000,000

Total Repurchase Agreements — 5.7% (Cost: $162,000,000)		162,000,000

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	6,797	6,797,000

Total Money Market Funds — 0.2% (Cost: $6,797,000)		6,797,000

Total Investments in Securities — 101.1% (Cost: $2,885,632,868)		2,892,290,077

Other Assets, Less Liabilities — (1.1)%		(31,856,190)

Net Assets — 100.0%		$2,860,433,887

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,797	6,797	$6,797,000	$3,651,623	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Ultra Short-Term Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$52,730,591	$—	$52,730,591
Certificates of Deposit	—	656,833,117	—	656,833,117
Commercial Paper	—	744,808,150	—	744,808,150
Corporate Bonds & Notes	—	1,268,671,080	—	1,268,671,080
Municipal Debt Obligations	—	450,139	—	450,139
Repurchase Agreements	—	162,000,000	—	162,000,000
Money Market Funds	6,797,000	—	—	6,797,000

	$6,797,000	$2,885,493,077	$—	$2,892,290,077

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

RB	Revenue Bond